Contractual Obligations (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014 Integer	Dec. 31, 2013	Sep. 30, 2013	Mar. 19, 2013
Contractual Obligations Details Narrative
Contracts to acquire new vessels	78
Vessels time charter-in	24
Estimateed future vessels time charter-in	23
Cash and cash equivalents	$ 218,585	$ 733,896	$ 173,043
Contractual Obligations estimated commitments for delivery	$ 2,175,474